MUNICIPAL ADVANTAGE FUND INC.

                                                               September 1, 1995

Dear Shareholder:

     The Municipal Advantage Fund continued to perform well in the third fiscal quarter ended July 31, 1995. The total return on the Fund's common shares was 3.4% in the quarter and 17.6% in the first nine months, based on the net asset value (NAV) per share and assuming reinvestment of dividends.

     This performance compared with a total return of 3.3% in the quarter and 11.1% in the nine months for the Lehman Brothers Municipal Bond Index, a widely followed benchmark. The Fund's performance in the quarter slightly exceeded the average total return on NAV of 3.3% for the 66 leveraged closed-end municipal bond funds monitored by Lipper Analytical Services, Inc. The Fund's return on NAV in the quarter was 34th among the funds in this Lipper universe.

     For the second consecutive quarter, the market price of the Fund's common shares on the New York Stock Exchange lagged the increase in the Fund's NAV. Consequently, at market the common shares provided a total return of 1.7% in the third quarter, assuming reinvestment of dividends. For the nine months, the total return at market was 20.4%. The Fund's discount (the amount the market price is below NAV) widened to 16.0% as of July 31, 1995. Nearly all closed-end municipal bond funds trade at discounts to NAV. One simple way for owners of the Fund's common shares to take advantage of the discount is by reinvesting dividends.

     Even in the face of the past year's steep decline in bond market yields, we have been able to maintain the Fund's dividend rate. The Fund continued to pay monthly dividends of 6 1/2 cents per common share in the third quarter, or a total of 19 1/2 cents per share for the period. To protect the dividend, we have sought to bolster the Fund's income by increasing its investments in sectors, such as high-quality health and hospital bonds and alternative minimum tax bonds, which offer attractive relative value. In addition, during the past six months we have lengthened somewhat the average maturity of the Fund's portfolio to capture the higher yields available on longer-term securities.

     Our ability to sustain the Fund's net income has been aided, as well, by recent declines in the cost of the Fund's auction rate preferred stock. As you know, the Fund is leveraged by its outstanding issue of such stock. At the latest auction on August 21, 1995, the Fund sold 28-day auction rate preferred stock at an annual rate of 3.85%, down from 3.875% on July 24 and 4.1% on June 26 on expiring issues of 28-day auction rate preferred. Our primary purpose in using leverage is to increase the Fund's yield: proceeds from the preferred stock are invested in municipal bonds that yield more than the cost of the preferred, and the Fund reaps the difference. In addition, the use of leverage offers common shareholders the prospect of accelerated capital appreciation in a rising bond market. Leverage can, however, add to losses in a declining market.

     While leverage increases risk, we seek to moderate that risk by investing conservatively. As of July 31, 1995, 84.4% of the Fund's assets were invested in securities rated A or better by Standard & Poor's or Moody's. In addition to emphasizing investment quality, we continued the Fund's broad investment diversification by state and market sector. The five largest portfolio positions by state as of April 30, 1995 were: Illinois, 15.7%; New York, 12.6%; Texas, 6.6%; Minnesota, 5.3%; and Massachusetts, 5.2%. The five largest sectors represented in the Fund were: health and hospital, 23.2%; housing, 19.1%; general obligation, 13.7%; power and utility, 10.3%; and water and sewer, 6.6%. The average maturity of the Fund's portfolio was 21 years.

     We remain optimistic about investments in quality municipal securities, which offer attractive yields at this time. Based on the $11.125 per share closing price on the New York Stock Exchange as of July 31, 1995, and on the annualized monthly dividend rate as of that date, the tax-exempt yield on the Fund's common shares is 7.0%. This yield is equivalent to 11.6% on a taxable basis for investors in the top federal tax bracket of 39.6%.

     Because many investors fear that radical tax proposals, such as a flat tax, would not bode well for municipal securities, demand for municipals has diminished somewhat, causing their yields to increase relative to taxable investments. Tax-exempt 30-year AAA municipals are currently trading at an historically high 90% of the yield of taxable 30-year Treasuries, offering opportunity for those willing to ride out the storm. While no one can predict future investment prices with certainty, we believe that investor concerns about the impact of tax proposals have been overdone. Today's municipal yields, in our view, account for the risk that these proposals might be adopted at some future date.

     A recorded periodic update, reviewing the municipal bond markets and containing specific information regarding the Fund and its portfolio, is available by calling (800) 421-4777.

     We at the Fund, along with the Fund's manager, Advantage Advisers, Inc., and its adviser, Quest for Value Advisors, thank you for entrusting your money to the Municipal Advantage Fund. We seek to continue to justify that trust by generating high current income, exempt from regular federal income taxes, from quality municipal securities.

                                        Sincerely,

                                        /s/ Mark C. Biderman

                                        Mark C. Biderman
                                        President

                         MUNICIPAL ADVANTAGE FUND INC.
                      SCHEDULE OF INVESTMENTS (unaudited)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS--98.5%
               Alabama--2.1%
               Birmingham General Obligation Notes,
$  175,000       5.625%, 4/1/12.......................................................            A1/AA           $   172,475
 1,200,000       5.625%, 4/1/13.......................................................            A1/AA             1,175,568
 2,000,000     DCH Health Care Authority, Health Care Facilities Revenue,
                 5.70%, 6/1/15........................................................            A1/A+             1,849,020
                                                                                                                  -----------
                                                                                                                    3,197,063
                                                                                                                  -----------
               Arizona--0.3%
   450,000     Tucson Airport Authority Inc. Revenue (MBIA insured),
                 5.70%, 6/1/13........................................................          Aaa/AAA               440,595
                                                                                                                  -----------
               California--4.2%
 1,000,000     Burbank Redevelopment Agency,
                 6.00%, 12/1/13.......................................................          Baa1/A-               936,620
 2,500,000     California Health Facilities Financing Authority Revenue,
                 6.25%, 3/1/21........................................................           Aa3/AA             2,452,925
 1,000,000     California State Public Works Board, Lease Revenue,
                 6.30%, 10/1/10.......................................................             A/A-               996,020
 1,000,000     Madera County Certificates of Participation
                 (MBIA insured),
                 6.125%, 3/15/23......................................................          Aaa/AAA               990,050
 1,000,000     San Francisco City & County Certificates of Participation
                 (CGIC insured),
                 5.60%, 4/1/16........................................................          Aaa/AAA               946,100
                                                                                                                  -----------
                                                                                                                    6,321,715
                                                                                                                  -----------
               Colorado--3.3%
 3,085,000     Colorado Health Facilities Authority Revenue (MBIA insured),
                 5.95%, 5/15/12.......................................................          Aaa/AAA             3,118,873
 2,000,000     Denver City & County Airport Revenue (MBIA insured),
                 5.75%, 11/15/17......................................................          Aaa/AAA             1,864,460
                                                                                                                  -----------
                                                                                                                    4,983,333
                                                                                                                  -----------
               Delaware--0.9%
 1,500,000     University of Delaware, Housing & Dining Systems Revenue,
                 5.50%, 11/1/15.......................................................           NR/AA+             1,399,275
                                                                                                                  -----------
               Florida--0.6%
   850,000     Boca Raton Community Redevelopment Agency, Tax Increment
                 Revenue (FGIC insured),
                 5.875%, 3/1/13.......................................................          Aaa/AAA               857,063
                                                                                                                  -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (unaudited) (continued)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS (cont'd)
               Georgia--1.5%
$1,000,000     Savannah Hospital Authority Revenue,
                 6.125%, 7/1/12.......................................................             A/NR           $   994,210
 1,260,000     Toombs County Hospital Authority Revenue,
                 7.00%, 12/1/17.......................................................           NR/BBB             1,233,401
                                                                                                                  -----------
                                                                                                                    2,227,611
                                                                                                                  -----------
               Illinois--15.7%
 2,500,000     Arlington Heights General Obligation Notes,
                 5.65%, 12/1/14.......................................................            Aa/NR             2,389,425
               Chicago General Obligation Notes (FGIC insured),
 4,000,000       5.625%, 1/1/23.......................................................          Aaa/AAA             3,728,120
 2,500,000       5.80%, 1/1/13........................................................          Aaa/AAA             2,448,900
 3,500,000     Du Page Water Commission, Water Revenue,
                 5.25%, 5/1/14........................................................            Aa/AA             3,221,295
               Illinois Health Facilities Authority Revenue,
 1,000,000       6.00%, 2/15/19.......................................................              A/A               925,390
 2,905,000       9.00%, 11/15/15......................................................         Baa1/BBB             3,308,592
 3,000,000     Illinois Housing Development Authority Revenue,
                 6.70%, 8/1/25........................................................            Aa/AA             3,039,570
 1,195,000     Illinois Municipal Electric Agency, Power Supply Systems Revenue
                 (AMBAC insured),
                 5.75%, 2/1/21........................................................          Aaa/AAA             1,135,310
 3,735,000     Metropolitan Fair & Exposition Authority, Dedicated State
                 Tax Revenue,
                 6.00%, 6/1/14........................................................             A/A+             3,592,136
                                                                                                                  -----------
                                                                                                                   23,788,738
                                                                                                                  -----------
               Indiana--1.8%
 2,750,000     Indianapolis Local Public Improvement Bond Bank,
                 5.90%, 1/10/14.......................................................          Aaa/AA+             2,707,403
                                                                                                                  -----------
               Kentucky--0.7%
 1,000,000     Louisville & Jefferson Counties Metropolitan Sewer District
                 (AMBAC insured),
                 6.50%, 5/15/24.......................................................          Aaa/AAA             1,059,830
                                                                                                                  -----------
               Maine--1.8%
 1,700,000     Maine Municipal Bond Bank,
                 5.80%, 11/1/20.......................................................            Aa/A+             1,636,658
 1,000,000     Maine State Housing Authority Mortgage Purchase,
                 7.55%, 11/15/22......................................................           A1/AA-             1,053,880
                                                                                                                  -----------
                                                                                                                    2,690,538
                                                                                                                  -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (unaudited) (continued)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS (cont'd)
               Maryland--1.4%
$2,000,000     Maryland State Community Development Administration (FHA insured),
                 7.60%, 4/1/23........................................................            Aa/NR           $ 2,127,200
                                                                                                                  -----------
               Massachusetts--5.1%
 4,000,000     Boston General Obligation Notes (FHA insured),
                 5.75%, 2/15/23.......................................................           Aa/AA-             3,713,920
 2,250,000     Massachusetts State Health and Education Facilities
                 Authority Revenue,
                 6.25%, 12/1/22.......................................................             A1/A             2,153,363
 2,000,000     Massachusetts State Water Resource Authority,
                 5.25%, 3/1/13........................................................              A/A             1,826,100
                                                                                                                  -----------
                                                                                                                    7,693,383
                                                                                                                  -----------
               Michigan--4.7%
 1,700,000     Dearborn School District,
                 6.00%, 5/1/14........................................................            NR/AA             1,710,149
 1,000,000     Grand Rapids Water Supply Systems Revenue (FGIC insured),
                 6.50%, 1/1/15........................................................          Aaa/AAA             1,031,920
               Michigan State Hospital Finance Authority Revenue,
 2,490,000       5.375%, 10/15/13.....................................................            A1/NR             2,242,295
 2,000,000       8.125%, 10/1/21......................................................          Baa/BBB             2,132,860
                                                                                                                  -----------
                                                                                                                    7,117,224
                                                                                                                  -----------
               Minnesota--5.3%
               Minnesota State Housing Finance Agency,
 1,650,000       6.00%, 2/1/14........................................................            NR/A+             1,635,430
 3,950,000       6.10%, 8/1/22........................................................            NR/A+             3,863,100
 2,500,000       6.25%, 8/1/22........................................................            Aa/A+             2,500,000
                                                                                                                  -----------
                                                                                                                    7,998,530
                                                                                                                  -----------
               Nevada--4.9%
 2,000,000     Clark County General Obligation Notes (MBIA insured),
                 6.00%, 6/1/13........................................................          Aaa/AAA             2,024,960
 4,000,000     Clark County Passenger Facility Charge Revenue (MBIA insured),
                 6.00%, 7/1/17........................................................          Aaa/AAA             3,865,000
 1,580,000     Nevada Housing Division,
                 5.85%, 10/1/15.......................................................           Aa/ NR             1,511,428
                                                                                                                  -----------
                                                                                                                    7,401,388
                                                                                                                  -----------
               New Hampshire--1.3%
               New Hampshire State Housing Finance Authority,
 1,000,000       6.50%, 7/1/14........................................................            Aa/NR             1,004,040
 1,000,000       6.90%, 7/1/19........................................................            Aa/NR             1,032,420
                                                                                                                  -----------
                                                                                                                    2,036,460
                                                                                                                  -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (unaudited) (continued)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS (cont'd)
               New York--12.6%
$2,000,000     Metropolitan Transportation Authority, Transportation
                 Facilities Revenue,
                 6.00%, 7/1/14........................................................         Baa/BBB+           $ 1,925,520
               New York City General Obligation Notes,
 1,300,000       6.00%, 8/1/09........................................................        Baa1/BBB+             1,254,708
 2,000,000       6.00%, 5/15/10.......................................................        Baa1/BBB+             1,920,280
 1,000,000       6.95%, 8/15/12 (MBIA insured)........................................          Aaa/AAA             1,088,150
 2,270,000       7.00%, 10/1/09.......................................................        Baa1/BBB+             2,371,038
 2,000,000     New York City Industrial Development Agency,
                 Special Facilities Revenue,
                 6.125%, 1/1/24.......................................................              A/A             1,910,660
    65,000     New York City Municipal Water Finance Authority,
                 Water & Sewer Systems Revenue,
                 5.70%, 6/15/07.......................................................             A/A-                66,048
               New York State Dormitory Authority Revenues,
 1,500,000       6.75%, 7/1/24 (MBIA insured).........................................          Aaa/AAA             1,603,935
 1,000,000       7.65%, 8/1/30 (FHA insured)..........................................           NR/AAA             1,107,200
               New York State Local Government Assistance Corporation,
 1,000,000       5.50%, 4/1/18........................................................              A/A               919,830
 1,500,000       6.50%, 4/1/20........................................................              A/A             1,555,620
 1,000,000     New York State Medical Care Facilities, Finance Agency Revenue,
                 6.50%, 8/15/24.......................................................        Baa1/BBB+             1,003,860
 2,365,000     New York State Urban Development Corporation, Correctional
                 Capital Facility,
                 5.625%, 1/1/07.......................................................         Baa1/BBB             2,298,000
                                                                                                                  -----------
                                                                                                                   19,024,849
                                                                                                                  -----------
               North Carolina--2.4%
 3,700,000     North Carolina Municipal Power Agency, No. 1 Catawba
                 Electric Revenue (MBIA insured),
                 5.75%, 1/1/15........................................................          Aaa/AAA             3,569,871
                                                                                                                  -----------
               Ohio--1.5%
 2,500,000     Lucas County Hospital Revenue (MBIA insured),
                 5.19%, 8/15/14(B)....................................................          Aaa/AAA             2,293,750
                                                                                                                  -----------
               Pennsylvania--3.7%
 5,600,000     Philadelphia Hospital & Higher Education Facilities Authority,
                 Hospital Revenue,
                 6.60%, 7/1/10........................................................           NR/BBB             5,521,320
                                                                                                                  -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (unaudited) (continued)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS (cont'd)
               Tennessee--3.5%
$2,020,000     Shelby County General Obligation Notes,
                 5.80%, 4/1/19........................................................            Aa/AA+          $ 1,974,065
 3,410,000     Tennessee Housing Development Agency, Mortgage Finance,
                 5.90%, 7/1/18........................................................             A1/A+            3,301,630
                                                                                                                  -----------
                                                                                                                    5,275,695
                                                                                                                  -----------
               Texas--6.6%
 2,750,000     Austin Utilities System Revenue,
                 5.75%, 11/15/13......................................................               A/A            2,662,110
 1,000,000     Harris County Toll Road Subordinated Lien,
                 6.50%, 8/15/15.......................................................             Aa/AA            1,048,670
               Houston Water Conveyance System, Contract Certificates of
                 Participation (AMBAC insured),
 1,000,000       6.25%, 12/15/14......................................................           Aaa/AAA            1,054,260
 1,400,000       7.50%, 12/15/15......................................................           Aaa/AAA            1,674,624
 3,500,000     San Antonio Electric & Gas Revenue,
                 6.00%, 2/1/14........................................................            Aa1/AA            3,484,495
                                                                                                                  -----------
                                                                                                                    9,924,159
                                                                                                                  -----------
               Utah--1.1%
               Utah Housing Finance Agency (FHA insured),
 1,175,000       6.35%, 7/1/11........................................................             Aa/NR            1,195,269
   500,000       6.55%, 7/1/26........................................................            Aaa/NR              509,325
                                                                                                                  -----------
                                                                                                                    1,704,594
                                                                                                                  -----------
               Vermont--1.2%
 1,690,000     Vermont Housing Finance Agency (FHA insured),
                 7.85%, 12/1/29.......................................................             A1/NR            1,790,758
                                                                                                                  -----------
               Virginia--2.9%
 4,200,000     Virginia Housing Development Authority,
                 6.50%, 1/1/13........................................................            Aa/AA+            4,315,542
                                                                                                                  -----------
               Washington--4.6%
 1,000,000     King County School District No. 415,
                 6.45%, 12/1/12.......................................................            A1/AA-            1,053,600
 1,160,000     Seattle Museum Development Authority,
                 6.30%, 7/1/13........................................................           Aa1/AA+            1,190,125
 5,000,000     Washington State Public Power Supply Systems, Nuclear Project
                 No. 1 Revenue (MBIA insured),
                 5.60%, 7/1/15........................................................           Aaa/A1+            4,691,750
                                                                                                                  -----------
                                                                                                                    6,935,475
                                                                                                                  -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (unaudited) (continued)
                                 July 31, 1995

 Principal                                                                                  Credit Rating
  Amount                                                                                    (Moody's/S&P)           Value (A)
-----------------------------------------------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS (cont'd)
               Wisconsin--1.2%
$2,000,000     Janesville Pollution Control Revenue,
                 5.55%, 4/1/09........................................................         A3/BBB+           $  1,881,140
                                                                                                                 ------------
               Puerto Rico--1.6%
 2,565,000     Puerto Rico Commonwealth Highway & Transportation Authority,
                 Highway Revenue,
                 5.75%, 7/1/18........................................................          Baa1/A              2,439,597
                                                                                                                 ------------
               Total Long-Term Investments (cost - $150,333,881)......................                           $148,724,099
                                                                                                                 ------------
               SHORT-TERM INVESTMENTS--0.1%
               Massachusetts--0.1%
$  200,000     Massachusetts State General Obligation Notes, VRDN*,
                 2.65%, 8/1/95
                 (cost - $200,000)....................................................       VMIG1/A1+           $    200,000
                                                                                                                 ------------
               Total Investments (cost - $150,533,881)................................          98.6%            $148,924,099
               Other Assets in Excess of Other Liabilities............................           1.4                2,126,857
                                                                                               -----             ------------
               Total Net Assets.......................................................         100.0%            $151,050,956
                                                                                               =====             ============
-----------------------------------------------------------------------------------------------------------------------------

(A) Investment debt securities are valued each week by an independent pricing service as approved by the Board of Directors.

(B) Security has embedded interest rate cap which creates a variable coupon. The coupon rate (which cannot exceed 8.00% nor decline below 5.09%) is linked to changes in the PSA index.

  * Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity shown is date of next rate change.

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

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

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

Municipal Advantage Fund Inc.



Directors and Principal Officers

Mark C. Biderman
  Director, Chairman of the Board and President
Raymond D. Horton
  Director
Robert L. Rosen
  Director
Jeswald W. Salacuse
  Director
Robert I. Kleinberg
  Director and Secretary
Robert A. Blum
  Assistant Secretary

Investment Manager

Advantage Advisers, Inc.
One World Financial Center
New York, NY 10281

Investment Adviser

Quest for Value Advisors
One World Financial Center
New York, NY 10281

Custodian, Transfer Agent, Dividend Paying Agent and
Registrar

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

Independent Accountants

Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


                                                                Quarterly Report

                                                                   July 31, 1995


                         Municipal Advantage Fund Inc.